UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Atlanta Capital Focused Growth Fund

Eaton Vance Atlanta Capital Select Equity Fund

Eaton Vance Atlanta Capital SMID-Cap Fund

Eaton Vance

Atlanta Capital SMID-Cap Fund

December 31, 2015 (Unaudited)

Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in SMID-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At December 31, 2015, the value of the Fund’s investment in the Portfolio was $6,586,844,307 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Reorganization

As of the close of business on December 4, 2015, the Fund acquired the net assets of Eaton Vance Atlanta Capital Horizon Growth Fund (Horizon Growth Fund) pursuant to a plan of reorganization approved by the shareholders of Horizon Growth Fund. The investment portfolio of Horizon Growth Fund, with a fair value of $29,214,630 and identified cost of $21,301,051, was the principal asset acquired by the Fund. Such securities acquired were then contributed by the Fund to SMID-Cap Portfolio for an interest therein. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from Horizon Growth Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $6,721,895,213. The net assets of Horizon Growth Fund at that date of $31,823,208 were combined with those of the Fund, resulting in combined net assets of $6,753,718,421.

SMID-Cap Portfolio

December 31, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 94.5%

Security	Shares	Value
Auto Components — 1.7%
Gentex Corp.	7,216,161	$115,530,738

		$115,530,738

Banks — 3.1%
Cullen/Frost Bankers, Inc.	1,303,143	$78,188,580
Umpqua Holdings Corp.	6,425,873	102,171,381
Westamerica Bancorporation	499,807	23,365,977

		$203,725,938

Capital Markets — 6.1%
Affiliated Managers Group, Inc.(1)	859,958	$137,386,890
Artisan Partners Asset Management, Inc., Class A	1,338,488	48,265,877
SEI Investments Co.	4,104,836	215,093,407

		$400,746,174

Chemicals — 3.3%
Airgas, Inc.	1,014,520	$140,328,407
RPM International, Inc.	1,773,937	78,159,664

		$218,488,071

Commercial Services & Supplies — 1.2%
Copart, Inc.(1)	2,014,216	$76,560,350

		$76,560,350

Containers & Packaging — 2.1%
AptarGroup, Inc.	1,913,628	$139,025,074

		$139,025,074

Diversified Consumer Services — 1.4%
ServiceMaster Global Holdings, Inc.(1)	2,366,084	$92,845,136

		$92,845,136

Diversified Financial Services — 4.3%
FactSet Research Systems, Inc.	734,010	$119,328,005
Morningstar, Inc.	2,035,036	163,637,245

		$282,965,250

Electrical Equipment — 3.0%
Acuity Brands, Inc.	838,576	$196,059,069

		$196,059,069

Electronic Equipment, Instruments & Components — 2.9%
CDW Corp.	2,540,489	$106,802,158
FLIR Systems, Inc.	3,086,148	86,628,174

		$193,430,332

Energy Equipment & Services — 1.0%
Dril-Quip, Inc.(1)	511,168	$30,276,481
Oceaneering International, Inc.	959,000	35,981,680

		$66,258,161

Health Care Equipment & Supplies — 9.0%
DENTSPLY International, Inc.	3,959,400	$240,929,490
IDEXX Laboratories, Inc.(1)	1,865,133	136,005,498
Teleflex, Inc.	996,773	131,025,811
Varian Medical Systems, Inc.(1)	1,049,453	84,795,803

		$592,756,602

Security	Shares	Value
Health Care Providers & Services — 2.6%
Henry Schein, Inc.(1)	1,072,761	$169,700,062

		$169,700,062

Household Products — 1.4%
Church & Dwight Co., Inc.	1,059,582	$89,937,320

		$89,937,320

Industrial Conglomerates — 2.5%
Carlisle Cos., Inc.	1,874,940	$166,288,429

		$166,288,429

Insurance — 4.8%
Markel Corp.(1)	357,291	$315,613,005

		$315,613,005

IT Services — 6.6%
Broadridge Financial Solutions, Inc.	1,822,089	$97,900,842
Gartner, Inc.(1)	1,133,070	102,769,449
Jack Henry & Associates, Inc.	1,992,898	155,565,618
WEX, Inc.(1)	873,838	77,247,279

		$433,483,188

Life Sciences Tools & Services — 4.7%
Bio-Rad Laboratories, Inc., Class A(1)	1,158,858	$160,687,250
Bio-Techne Corp.	711,218	64,009,620
Mettler-Toledo International, Inc.(1)	248,133	84,149,344

		$308,846,214

Machinery — 7.0%
CLARCOR, Inc.	2,402,632	$119,362,758
Donaldson Co., Inc.	2,976,841	85,316,263
Graco, Inc.	1,270,279	91,549,008
IDEX Corp.	2,172,822	166,459,893

		$462,687,922

Marine — 1.3%
Kirby Corp.(1)	1,657,882	$87,237,751

		$87,237,751

Professional Services — 3.1%
Equifax, Inc.	1,817,305	$202,393,258

		$202,393,258

Real Estate Management & Development — 2.4%
Forest City Enterprises, Inc., Class A(1)	4,111,287	$90,160,524
Jones Lang LaSalle, Inc.	412,920	66,009,391

		$156,169,915

Road & Rail — 3.5%
J.B. Hunt Transport Services, Inc.	1,954,278	$143,365,834
Landstar System, Inc.	1,467,430	86,064,769

		$229,430,603

Software — 11.4%
ANSYS, Inc.(1)	2,909,710	$269,148,175
Blackbaud, Inc. (2)	2,632,033	173,345,693
Fair Isaac Corp. (2)	2,009,176	189,224,196
Manhattan Associates, Inc.(1)	1,836,065	121,492,421

		$753,210,485

Specialty Retail — 3.2%
Sally Beauty Holdings, Inc.(1) (2)	7,672,399	$213,983,208

		$213,983,208

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.	1,248,722	$60,887,685

		$60,887,685

Total Common Stocks (identified cost $4,221,000,367)		$6,228,259,940

Short-Term Investments — 5.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.37%(3)	$370,357	$370,356,847

Total Short-Term Investments (identified cost $370,356,847)		$370,356,847

Total Investments — 100.1% (identified cost $4,591,357,214)		$6,598,616,787

Other Assets, Less Liabilities — (0.1)%		$(7,886,179)

Net Assets — 100.0%		$6,590,730,608

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated company.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2015 was $204,914.

The Portfolio did not have any open financial instruments at December 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,595,492,805

Gross unrealized appreciation	$2,098,465,921
Gross unrealized depreciation	(95,341,939)

Net unrealized appreciation	$2,003,123,982

Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the period ended December 31, 2015 were as follows:

	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period		Dividend income	Realized gain (loss)
Blackbaud, Inc.	2,632,033	—	—	2,632,033	$173,345,693		$315,844	$—
Fair Isaac Corp.	2,065,007	63,413	(119,244)	2,009,176	189,224,196		42,568	2,803,344
Morningstar, Inc.	2,824,466	—	(789,430)	2,035,036	—	(1)	534,101	4,557,601
Sally Beauty Holdings, Inc.	7,644,097	28,302	—	7,672,399	213,983,208		—	—

					$576,553,097		$892,513	$7,360,945

(1)	Company is no longer an affiliate as of December 31, 2015.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$6,228,259,940	*	$—	$—	$6,228,259,940
Short-Term Investments	—		370,356,847	—	370,356,847
Total Investments	$6,228,259,940		$370,356,847	$—	$6,598,616,787

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Reorganization

In connection with the merger of the Eaton Vance Atlanta Capital Horizon Growth Fund by Eaton Vance Atlanta Capital SMID-Cap Fund as of the close of business on December 4, 2015, Eaton Vance Atlanta Capital SMID-Cap Fund contributed to the SMID-Cap Portfolio securities having a cost of $21,301,051 and market value of $29,214,630 for an interest therein.

Eaton Vance

Atlanta Capital Focused Growth Fund

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Beverages — 3.3%
Coca-Cola Co. (The)	74,573	$3,203,656

		$3,203,656

Biotechnology — 5.7%
Biogen, Inc.(1)	11,220	$3,437,247
Gilead Sciences, Inc.	20,744	2,099,085

		$5,536,332

Capital Markets — 2.3%
Raymond James Financial, Inc.	39,418	$2,285,061

		$2,285,061

Chemicals — 8.2%
Ecolab, Inc.	34,325	$3,926,094
Monsanto Co.	41,249	4,063,851

		$7,989,945

Communications Equipment — 1.4%
QUALCOMM, Inc.	28,446	$1,421,873

		$1,421,873

Consumer Finance — 2.9%
American Express Co.	40,784	$2,836,527

		$2,836,527

Electronic Equipment, Instruments & Components — 2.7%
Amphenol Corp., Class A	51,508	$2,690,263

		$2,690,263

Energy Equipment & Services — 2.9%
Schlumberger, Ltd.	40,370	$2,815,807

		$2,815,807

Food & Staples Retailing — 6.2%
CVS Health Corp.	61,777	$6,039,937

		$6,039,937

Health Care Providers & Services — 2.1%
Express Scripts Holding Co.(1)	23,015	$2,011,741

		$2,011,741

Hotels, Restaurants & Leisure — 2.5%
Starbucks Corp.	40,494	$2,430,855

		$2,430,855

Industrial Conglomerates — 3.7%
Danaher Corp.	38,873	$3,610,524

		$3,610,524

Internet & Catalog Retail — 3.5%
Priceline Group, Inc. (The)(1)	2,648	$3,376,068

		$3,376,068

Internet Software & Services — 9.9%
Alphabet, Inc., Class C(1)	12,712	$9,646,883

		$9,646,883

1

Security	Shares	Value
IT Services — 7.8%
Cognizant Technology Solutions Corp., Class A(1)	29,026	$1,742,140
Visa, Inc., Class A	75,234	5,834,397

		$7,576,537

Life Sciences Tools & Services — 3.0%
Thermo Fisher Scientific, Inc.	20,992	$2,977,715

		$2,977,715

Machinery — 3.2%
IDEX Corp.	40,578	$3,108,681

		$3,108,681

Media — 3.3%
Comcast Corp., Class A	56,683	$3,198,622

		$3,198,622

Multiline Retail — 1.3%
Dollar General Corp.	17,490	$1,257,006

		$1,257,006

Pharmaceuticals — 7.1%
Bristol-Myers Squibb Co.	51,219	$3,523,355
Perrigo Co. PLC	23,354	3,379,324

		$6,902,679

Semiconductors & Semiconductor Equipment — 3.6%
Texas Instruments, Inc.	63,433	$3,476,763

		$3,476,763

Specialty Retail — 4.4%
Lowe’s Cos., Inc.	57,098	$4,341,732

		$4,341,732

Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	44,468	$4,680,702
EMC Corp.	97,097	2,493,451

		$7,174,153

Total Common Stocks (identified cost $71,719,918)		$95,909,360

Short-Term Investments — 0.0%(2)

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.37%(3)	$11	$10,750

Total Short-Term Investments (identified cost $10,750)		$10,750

Total Investments — 98.3% (identified cost $71,730,668)		$95,920,110

Other Assets, Less Liabilities — 1.7%		$1,621,914

Net Assets — 100.0%		$97,542,024

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

2

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2015 was $1,146.

The Fund did not have any open financial instruments at December 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$72,473,716

Gross unrealized appreciation	$25,011,294
Gross unrealized depreciation	(1,564,900)

Net unrealized appreciation	$23,446,394

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$95,909,360	*	$—	$—	$95,909,360
Short-Term Investments	—		10,750	—	10,750
Total Investments	$95,909,360		$10,750	$—	$95,920,110

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Atlanta Capital Select Equity Fund

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.3%

Security	Shares	Value
Banks — 4.6%
U.S. Bancorp	205,370	$8,763,138

		$8,763,138

Beverages — 2.7%
Diageo PLC ADR	46,514	$5,073,282

		$5,073,282

Capital Markets — 7.0%
Affiliated Managers Group, Inc.(1)	45,897	$7,332,505
TD Ameritrade Holding Corp.	170,658	5,923,539

		$13,256,044

Chemicals — 5.0%
Praxair, Inc.	51,322	$5,255,373
Sherwin-Williams Co. (The)	16,570	4,301,572

		$9,556,945

Commercial Services & Supplies — 2.1%
Tyco International, PLC	123,245	$3,930,283

		$3,930,283

Containers & Packaging — 4.9%
Ball Corp.	128,804	$9,367,915

		$9,367,915

Diversified Financial Services — 2.9%
Berkshire Hathaway, Inc., Class B(1)	41,121	$5,429,617

		$5,429,617

Food Products — 1.9%
Nestle SA ADR	47,914	$3,565,760

		$3,565,760

Health Care Equipment & Supplies — 5.5%
DENTSPLY International, Inc.	109,653	$6,672,385
Steris PLC	48,551	3,657,832

		$10,330,217

Health Care Providers & Services — 3.1%
Henry Schein, Inc.(1)	37,230	$5,889,414

		$5,889,414

Industrial Conglomerates — 4.2%
Danaher Corp.	46,523	$4,321,056
Roper Technologies, Inc.	18,871	3,581,527

		$7,902,583

Insurance — 12.2%
Markel Corp.(1)	15,359	$13,567,373
White Mountains Insurance Group, Ltd.	13,079	9,505,948

		$23,073,321

1

Security	Shares	Value
IT Services — 7.1%
Alliance Data Systems Corp.(1)	12,157	$3,362,261
Fiserv, Inc.(1)	48,889	4,471,388
Visa, Inc., Class A	72,427	5,616,714

		$13,450,363

Life Sciences Tools & Services — 2.0%
Thermo Fisher Scientific, Inc.	26,308	$3,731,790

		$3,731,790

Professional Services — 2.2%
Verisk Analytics, Inc.(1)	54,655	$4,201,876

		$4,201,876

Software — 10.2%
ANSYS, Inc.(1)	105,177	$9,728,872
Check Point Software Technologies, Ltd.(1)	43,071	3,505,118
Oracle Corp.	163,338	5,966,737

		$19,200,727

Specialty Retail — 14.7%
Home Depot, Inc. (The)	36,264	$4,795,914
O’Reilly Automotive, Inc.(1)	18,423	4,668,757
Ross Stores, Inc.	126,251	6,793,566
TJX Cos., Inc. (The)	162,658	11,534,079

		$27,792,316

Total Common Stocks (identified cost $152,317,108)		$174,515,591

Short-Term Investments — 6.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.37%(2)	$12,484	$12,483,617

Total Short-Term Investments (identified cost $12,483,617)		$12,483,617

Total Investments — 98.9% (identified cost $164,800,725)		$186,999,208

Other Assets, Less Liabilities — 1.1%		$2,067,415

Net Assets — 100.0%		$189,066,623

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2015 was $5,387.

2

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open financial instruments at December 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$165,099,680

Gross unrealized appreciation	$23,828,265
Gross unrealized depreciation	(1,928,737)

Net unrealized appreciation	$21,899,528

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$174,515,591	*	$—	$—	$174,515,591
Short-Term Investments	—		12,483,617	—	12,483,617
Total Investments	$174,515,591		$12,483,617	$—	$186,999,208

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2016